NOTE 7 - INTEREST-BEARING DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits consisted of the following:

$(000)s	December 31,
	2011	2010
NOW accounts	$22,278	$30,034
Savings accounts	21,129	19,676
Money market accounts	130,959	113,472
Time deposit accounts	105,957	119,352
Total	$280,323	$282,534

The following table shows the maturity distribution of time deposit accounts:

$(000)s	December 31,
	2011	2010
Within one year	$44,026	$74,224
One to two years	32,665	24,891
Two to three years	19,232	9,308
Three to four years	6,518	6,493
Over four years	3,516	4,436
Total	$105,957	$119,352

Time deposit accounts issued in the amount of $100,000 or more totaled $31.4 million and $37.1 million at December 31, 2011 and 2010, respectively.